Note 3 - Advances for Vessels Under Construction and Vessel Acquisition Deposits (Tables)	3 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Advances for Property, Plant, and Equipment [Table Text Block]
Costs
Balance, January 1, 2017	17,753,737
Advances for vessels under construction	668,402
Advances for vessel acquisition	3,810,765
New building vessel delivered during the period	(17,749,847)
Vessel delivered during the period	(4,473,448)
Balance, March 31, 2017	9,609